Columbia U.S. Treasury Index Fund
Third Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

U.S. Treasury Obligations 98.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2026	1.625%	1,270,000	1,236,315
02/28/2026	0.500%	4,124,000	3,962,906
02/28/2026	2.500%	3,002,000	2,947,002
02/28/2026	4.625%	4,487,000	4,503,651
03/15/2026	4.625%	2,197,000	2,205,754
03/31/2026	0.750%	4,742,000	4,556,951
03/31/2026	2.250%	2,475,000	2,419,796
03/31/2026	4.500%	4,337,000	4,349,198
04/15/2026	3.750%	1,951,000	1,939,873
04/30/2026	0.750%	4,287,000	4,108,487
04/30/2026	2.375%	2,036,000	1,990,747
04/30/2026	4.875%	5,361,000	5,401,836
05/15/2026	1.625%	4,562,000	4,414,626
05/15/2026	3.625%	3,393,000	3,367,685
05/31/2026	0.750%	5,211,000	4,979,762
05/31/2026	2.125%	2,186,000	2,127,166
05/31/2026	4.875%	5,238,000	5,280,763
06/15/2026	4.125%	3,692,000	3,687,241
06/30/2026	0.875%	4,848,000	4,627,946
06/30/2026	1.875%	2,504,000	2,424,576
06/30/2026	4.625%	4,883,000	4,909,704
07/15/2026	4.500%	4,201,000	4,217,246
07/31/2026	0.625%	3,735,000	3,543,144
07/31/2026	1.875%	2,172,000	2,099,204
07/31/2026	4.375%	5,641,000	5,653,780
08/15/2026	1.500%	4,527,000	4,345,566
08/15/2026	4.375%	4,258,000	4,267,481
08/31/2026	0.750%	4,253,000	4,030,548
08/31/2026	1.375%	2,513,000	2,405,609
08/31/2026	3.750%	1,227,000	1,218,421
09/15/2026	4.625%	3,649,000	3,671,949
09/30/2026	0.875%	4,338,000	4,108,391
09/30/2026	1.625%	1,209,000	1,159,601
09/30/2026	3.500%	6,841,000	6,764,306
10/15/2026	4.625%	4,534,000	4,563,400
10/31/2026	1.125%	4,663,000	4,423,839
10/31/2026	1.625%	2,647,000	2,533,158
10/31/2026	4.125%	8,005,000	7,993,118
11/15/2026	2.000%	6,740,000	6,485,670
11/15/2026	4.625%	3,335,000	3,357,668
11/30/2026	1.250%	3,072,000	2,913,840
11/30/2026	1.625%	2,088,000	1,993,958
11/30/2026	4.250%	5,374,000	5,377,779
12/15/2026	4.375%	4,230,000	4,241,897
12/31/2026	1.250%	2,571,000	2,433,010
12/31/2026	1.750%	839,000	801,769
01/15/2027	4.000%	2,105,000	2,096,695
01/31/2027	1.500%	4,277,000	4,057,804
02/15/2027	2.250%	3,291,000	3,166,045
02/15/2027	4.125%	2,054,000	2,050,309
02/28/2027	1.125%	1,187,000	1,115,131
02/28/2027	1.875%	2,113,000	2,015,604
03/15/2027	4.250%	1,675,000	1,675,916
03/31/2027	0.625%	2,295,000	2,126,999
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/31/2027	2.500%	2,451,000	2,365,789
04/15/2027	4.500%	2,895,000	2,911,737
04/30/2027	0.500%	1,439,000	1,325,791
04/30/2027	2.750%	3,771,000	3,653,745
05/15/2027	2.375%	3,046,000	2,924,636
05/15/2027	4.500%	4,163,000	4,187,393
05/31/2027	0.500%	2,192,000	2,013,558
05/31/2027	2.625%	2,233,000	2,154,845
06/15/2027	4.625%	3,101,000	3,129,103
06/30/2027	0.500%	2,248,000	2,058,501
06/30/2027	3.250%	2,037,000	1,993,077
07/15/2027	4.375%	5,178,000	5,196,608
07/31/2027	0.375%	1,974,000	1,795,877
07/31/2027	2.750%	3,651,000	3,524,641
08/15/2027	2.250%	3,005,000	2,863,906
08/15/2027	3.750%	4,136,000	4,089,147
08/31/2027	0.500%	3,084,000	2,806,440
08/31/2027	3.125%	3,767,000	3,666,056
09/15/2027	3.375%	5,536,000	5,420,090
09/30/2027	0.375%	3,411,000	3,084,024
09/30/2027	4.125%	3,194,000	3,186,514
10/15/2027	3.875%	6,194,000	6,137,867
10/31/2027	0.500%	1,842,000	1,665,571
10/31/2027	4.125%	3,112,000	3,103,977
11/15/2027	2.250%	3,440,000	3,262,087
11/30/2027	0.625%	3,547,000	3,208,927
11/30/2027	3.875%	2,394,000	2,370,808
12/31/2027	0.625%	4,972,000	4,484,122
12/31/2027	3.875%	3,451,000	3,417,568
01/31/2028	0.750%	5,372,000	4,849,909
01/31/2028	3.500%	3,599,000	3,525,052
02/15/2028	2.750%	4,025,000	3,853,937
02/29/2028	1.125%	4,557,000	4,151,854
02/29/2028	4.000%	3,849,000	3,821,636
03/31/2028	1.250%	4,928,000	4,495,260
03/31/2028	3.625%	4,310,000	4,230,871
04/30/2028	1.250%	4,872,000	4,431,997
04/30/2028	3.500%	3,965,000	3,874,239
05/15/2028	2.875%	4,690,000	4,491,774
05/31/2028	1.250%	3,936,000	3,571,613
05/31/2028	3.625%	3,658,000	3,585,697
06/30/2028	1.250%	3,788,000	3,428,140
06/30/2028	4.000%	4,182,000	4,147,041
07/31/2028	1.000%	4,289,000	3,836,980
07/31/2028	4.125%	3,502,000	3,485,311
08/15/2028	2.875%	3,741,000	3,569,148
08/31/2028	1.125%	3,215,000	2,880,941
08/31/2028	4.375%	3,046,000	3,054,567
09/30/2028	1.250%	3,822,000	3,431,439
09/30/2028	4.625%	3,696,000	3,737,291
10/31/2028	1.375%	4,283,000	3,854,700
10/31/2028	4.875%	3,637,000	3,708,888
11/15/2028	3.125%	4,662,000	4,472,242
11/15/2028	5.250%	993,000	1,023,721
11/30/2028	1.500%	3,632,000	3,276,461

Columbia U.S. Treasury Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, January 31, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/30/2028	4.375%	3,578,000	3,586,945
12/31/2028	1.375%	3,442,000	3,082,203
12/31/2028	3.750%	3,652,000	3,579,531
01/31/2029	1.750%	3,845,000	3,487,235
01/31/2029	4.000%	4,546,000	4,495,568
02/15/2029	2.625%	4,030,000	3,780,329
02/15/2029	5.250%	277,000	287,128
02/28/2029	1.875%	3,413,000	3,105,030
02/28/2029	4.250%	4,156,000	4,146,259
03/31/2029	2.375%	3,484,000	3,228,144
03/31/2029	4.125%	4,142,000	4,111,582
04/30/2029	2.875%	2,537,000	2,396,078
04/30/2029	4.625%	5,269,000	5,330,746
05/15/2029	2.375%	3,506,000	3,242,502
05/31/2029	2.750%	2,466,000	2,314,572
05/31/2029	4.500%	4,752,000	4,785,412
06/30/2029	3.250%	2,223,000	2,127,480
06/30/2029	4.250%	5,144,000	5,128,729
07/31/2029	2.625%	2,437,000	2,269,266
07/31/2029	4.000%	4,496,000	4,437,341
08/15/2029	1.625%	2,941,000	2,621,396
08/31/2029	3.125%	1,816,000	1,725,342
08/31/2029	3.625%	5,442,000	5,285,117
09/30/2029	3.500%	4,816,000	4,648,569
09/30/2029	3.875%	1,932,000	1,894,266
10/31/2029	4.000%	2,774,000	2,733,474
10/31/2029	4.125%	6,009,000	5,956,421
11/15/2029	1.750%	2,496,000	2,224,365
11/30/2029	3.875%	2,895,000	2,835,969
11/30/2029	4.125%	3,775,000	3,742,264
12/31/2029	3.875%	1,882,000	1,843,184
01/31/2030	3.500%	3,581,000	3,445,873
02/15/2030	1.500%	3,398,000	2,965,020
02/28/2030	4.000%	1,970,000	1,939,219
03/31/2030	3.625%	3,203,000	3,095,649
04/30/2030	3.500%	1,775,000	1,704,139
05/15/2030	0.625%	6,043,000	4,985,947
05/15/2030	6.250%	687,000	746,737
05/31/2030	3.750%	1,809,000	1,756,143
06/30/2030	3.750%	2,608,000	2,530,168
07/31/2030	4.000%	2,157,000	2,117,904
08/15/2030	0.625%	7,274,000	5,944,222
08/31/2030	4.125%	2,937,000	2,899,370
09/30/2030	4.625%	2,996,000	3,031,343
10/31/2030	4.875%	2,677,000	2,742,043
11/15/2030	0.875%	7,678,000	6,318,154
11/30/2030	4.375%	2,578,000	2,574,979
12/31/2030	3.750%	2,988,000	2,887,388
01/31/2031	4.000%	2,754,000	2,695,478
02/15/2031	1.125%	7,378,000	6,118,552
02/15/2031	5.375%	466,000	488,972
02/28/2031	4.250%	2,691,000	2,668,084
03/31/2031	4.125%	2,930,000	2,883,990
04/30/2031	4.625%	3,094,000	3,127,841
05/15/2031	1.625%	7,276,000	6,170,957
05/31/2031	4.625%	3,035,000	3,067,721
06/30/2031	4.250%	3,210,000	3,178,652
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/31/2031	4.125%	3,069,000	3,016,491
08/15/2031	1.250%	7,728,000	6,342,997
08/31/2031	3.750%	3,268,000	3,140,854
09/30/2031	3.625%	4,758,000	4,536,456
10/31/2031	4.125%	2,906,000	2,852,875
11/15/2031	1.375%	7,863,000	6,458,717
11/30/2031	4.125%	1,500,000	1,472,109
02/15/2032	1.875%	5,755,000	4,865,673
05/15/2032	2.875%	7,255,000	6,545,370
08/15/2032	2.750%	7,385,000	6,579,573
11/15/2032	4.125%	6,985,000	6,831,112
02/15/2033	3.500%	6,703,000	6,255,784
05/15/2033	3.375%	7,024,000	6,479,640
08/15/2033	3.875%	7,603,000	7,262,053
11/15/2033	4.500%	7,887,000	7,875,909
02/15/2034	4.000%	8,280,000	7,956,562
05/15/2034	4.375%	8,142,000	8,044,042
08/15/2034	3.875%	8,058,000	7,646,287
11/15/2034	4.250%	8,137,000	7,948,832
02/15/2036	4.500%	733,000	734,603
05/15/2037	5.000%	344,000	357,545
02/15/2038	4.375%	669,000	652,589
05/15/2038	4.500%	469,000	463,064
02/15/2039	3.500%	563,000	495,704
05/15/2039	4.250%	825,000	785,941
08/15/2039	4.500%	942,000	920,216
11/15/2039	4.375%	1,000,000	962,031
02/15/2040	4.625%	997,000	984,226
05/15/2040	1.125%	1,816,000	1,098,113
05/15/2040	4.375%	983,000	942,758
08/15/2040	1.125%	3,327,000	1,994,121
08/15/2040	3.875%	994,000	897,396
11/15/2040	1.375%	3,728,000	2,317,768
11/15/2040	4.250%	843,000	794,396
02/15/2041	1.875%	4,657,000	3,137,654
02/15/2041	4.750%	983,000	980,850
05/15/2041	2.250%	3,931,000	2,801,452
05/15/2041	4.375%	900,000	859,078
08/15/2041	1.750%	4,033,500	2,624,926
08/15/2041	3.750%	835,000	736,627
11/15/2041	2.000%	4,278,000	2,886,982
11/15/2041	3.125%	790,000	637,678
02/15/2042	2.375%	3,641,000	2,602,177
02/15/2042	3.125%	1,089,000	875,794
05/15/2042	3.000%	996,000	782,949
05/15/2042	3.250%	4,766,000	3,889,503
08/15/2042	2.750%	1,178,000	887,365
08/15/2042	3.375%	2,608,000	2,161,788
11/15/2042	2.750%	1,707,000	1,279,717
11/15/2042	4.000%	2,694,000	2,429,651
02/15/2043	3.125%	1,421,000	1,125,476
02/15/2043	3.875%	2,795,000	2,473,138
05/15/2043	2.875%	2,057,000	1,562,034
05/15/2043	3.875%	2,789,000	2,461,728
08/15/2043	3.625%	1,484,000	1,260,473
08/15/2043	4.375%	2,944,000	2,777,480
11/15/2043	3.750%	1,562,000	1,347,225
Columbia U.S. Treasury Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, January 31, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2043	4.750%	2,930,000	2,899,784
02/15/2044	3.625%	1,574,000	1,331,506
02/15/2044	4.500%	2,899,000	2,773,528
05/15/2044	3.375%	1,600,000	1,300,750
05/15/2044	4.625%	3,093,000	3,006,493
08/15/2044	3.125%	1,802,000	1,404,152
08/15/2044	4.125%	1,402,000	1,272,534
11/15/2044	3.000%	1,806,000	1,375,382
02/15/2045	2.500%	2,435,000	1,694,227
05/15/2045	3.000%	1,213,000	919,606
08/15/2045	2.875%	1,582,000	1,170,927
11/15/2045	3.000%	985,000	742,905
02/15/2046	2.500%	1,932,000	1,325,835
05/15/2046	2.500%	1,797,000	1,228,137
08/15/2046	2.250%	2,246,000	1,455,338
11/15/2046	2.875%	1,016,000	740,251
02/15/2047	3.000%	1,178,000	876,138
05/15/2047	3.000%	1,688,000	1,251,758
08/15/2047	2.750%	2,394,000	1,688,892
11/15/2047	2.750%	2,209,000	1,554,929
02/15/2048	3.000%	2,644,000	1,945,406
05/15/2048	3.125%	2,901,000	2,178,923
08/15/2048	3.000%	3,136,000	2,297,610
11/15/2048	3.375%	3,117,000	2,442,949
02/15/2049	3.000%	3,239,000	2,362,446
05/15/2049	2.875%	3,255,000	2,313,084
08/15/2049	2.250%	3,039,000	1,887,029
11/15/2049	2.375%	2,810,000	1,789,180
02/15/2050	2.000%	3,070,000	1,785,877
05/15/2050	1.250%	4,111,000	1,951,440
08/15/2050	1.375%	4,652,000	2,270,758
11/15/2050	1.625%	4,694,000	2,451,148
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2051	1.875%	4,950,000	2,757,305
05/15/2051	2.375%	5,291,000	3,328,370
08/15/2051	2.000%	4,853,300	2,773,964
11/15/2051	1.875%	4,998,000	2,759,052
02/15/2052	2.250%	4,311,000	2,615,565
05/15/2052	2.875%	4,282,000	2,994,724
08/15/2052	3.000%	3,755,500	2,694,571
11/15/2052	4.000%	3,981,000	3,464,714
02/15/2053	3.625%	4,053,000	3,296,862
05/15/2053	3.625%	3,989,000	3,246,049
08/15/2053	4.125%	4,432,000	3,948,635
11/15/2053	4.750%	4,645,000	4,589,841
02/15/2054	4.250%	4,802,000	4,375,072
05/15/2054	4.625%	4,737,000	4,598,591
08/15/2054	4.250%	4,747,000	4,330,896
11/15/2054	4.500%	3,090,000	2,943,708
Total U.S. Treasury Obligations (Cost $886,387,672)			843,161,339

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(a),(b)	3,040,498	3,040,194
Total Money Market Funds (Cost $3,039,914)		3,040,194
Total Investments in Securities (Cost: $889,427,586)		846,201,533
Other Assets & Liabilities, Net		7,108,627
Net Assets		853,310,160
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	5,676,757	71,784,995	(74,421,747)	189	3,040,194	273	111,859	3,040,498
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia U.S. Treasury Index Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT237_04_R01_(03/25)